Real Estate (Details 5) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012
Schedule of pro forma financial information
Revenue	$ 52,888,000		$ 31,221,000		$ 167,466,000		$ 84,089,000
Net income (loss)	1,987,000		2,010,000		24,420,000		(16,078,000)
Net loss attributable to noncontrolling interests	66,000		293,000		969,000		(2,835,000)
Distributions to redeemable noncontrolling interests attributable to common stockholders	(90,000)		(80,000)		(265,000)		(232,000)
Net income (loss) attributable to common stockholders	(2,828,000)	[1]	2,223,000	[1]	20,333,000	[1]	(19,144,000)	[1]
Net loss attributable to common stockholders per share, basic and diluted (in dollars per share)	$ (0.02)		$ 0.09		$ 0.19		$ (0.93)
LTI Property
Schedule of pro forma financial information
Revenue									143,042,785	124,040,752
Net income (loss)									5,892,369	(36,787,089)
Net loss attributable to noncontrolling interests									(1,883,752)	(17,832,883)
Distributions to redeemable noncontrolling interests attributable to common stockholders									(318,136)	(259,612)
Net income (loss) attributable to common stockholders									$ (15,319,935)	$ (73,890,001)
Net loss attributable to common stockholders per share, basic and diluted (in dollars per share)									$ (0.60)	$ (8.14)

[1]	Amount is net of net income (loss) attributable to noncontrolling interests and distributions to redeemable noncontrolling interests attributable to common stockholders.